Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	[1]
NON-CURRENT ASSETS
Intangible assets, net	$ 7,361	$ 7,558
Property, plant and equipment, net	2,989	3,382
Right of use assets, net	884	1,024
Investments in joint ventures	590	596
Investments in associates	0	22
Contract costs, net	10	8
Deferred tax assets	204	180
Derivative financial instruments	19	21
Amounts due from non-controlling interests, associates and joint ventures	0	24
Other non-current assets	76	74
TOTAL NON-CURRENT ASSETS	12,133	12,890
CURRENT ASSETS
Inventories	53	63
Trade receivables, net	379	405
Contract assets, net	77	69
Amounts due from non-controlling interests, associates and joint ventures	15	42
Prepayments and accrued income	117	166
Current income tax assets	111	104
Supplier advances for capital expenditure	21	35
Other current assets	197	269
Restricted cash	57	203
Cash and cash equivalents	1,039	895	[2]
TOTAL CURRENT ASSETS	2,065	2,251
TOTAL ASSETS	14,198	15,141
EQUITY
Share capital and premium	1,343	628
Treasury shares	(47)	(60)
Other reserves	(559)	(594)
Retained earnings, excluding profit (loss) for reporting period	2,691	2,019
Net profit for the year attributable to equity holders	177	590
Equity attributable to owners of the Company	3,605	2,583
Non-controlling interests	29	157
TOTAL EQUITY	3,634	2,740
NON-CURRENT LIABILITIES
Debt and financing	6,624	5,904
Lease liabilities	853	996
Derivative financial instruments	53	1
Payables and accruals for capital expenditure	473	435
Provisions and other non-current liabilities	295	364
Deferred tax liabilities	148	214
TOTAL NON-CURRENT LIABILITIES	8,445	7,914
CURRENT LIABILITIES
Debt and financing	180	1,840
Lease liabilities	163	171
Put option liability	0	290
Payables and accruals for capital expenditure	428	452
Other trade payables	400	347
Amounts due to non-controlling interests, associates and joint ventures	58	74
Accrued interest and other expenses	412	539
Current income tax liabilities	86	128
Contract liabilities	88	97
Provisions and other current liabilities	305	548
TOTAL CURRENT LIABILITIES	2,119	4,487
TOTAL LIABILITIES	10,565	12,401
TOTAL EQUITY AND LIABILITIES	$ 14,198	$ 15,141

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.
[2]	Re-presented for discontinued operations (see note A.4.).